UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC
 445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Address of principal executive offices)

Blue Rock Advisors, Inc.
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments
June 30, 2009
(Unaudited)

	Cost	Fair Value	% Of Members’ Capital	Initial Acquisition Date	Liquidity
INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$ 3,154,602	$ 3,952,979	1.96%	08/01/05	Quarterly
Scopia PX International Limited	9,500,000	10,283,761	5.10	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	8,215,190	4.07	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	7,742,657	8,198,141	4.06	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
Altairis Offshore	3,657,733	4,639,860	2.30	01/01/06	Monthly
Altairis Offshore Levered	12,450,000	13,615,654	6.75	04/01/09	Quarterly
CZ Equilibria UK Fund Limited	8,700,000	9,150,908	4.54	03/01/08	Monthly
Dirigo, Ltd.	9,117,501	9,250,126	4.59	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	11,097,513	20,949,390	10.39	10/01/06	Quarterly
Frontpoint Offshore Healthcare Fund, L.P.	16,630,978	17,185,795	8.52	01/01/09	Quarterly
Frontpoint Offshore Utility and Energy Fund, L.P.	17,643,265	18,576,253	9.21	01/01/09	Quarterly
Loomis Sayles Consumer Discretionary	13,970,616	15,301,423	7.59	02/01/05	Monthly
Hedge Fund, Ltd.
Seasons Core Fund, Ltd.	10,016,512	9,951,128	4.93	10/01/07	Quarterly
Seligman Spectrum Focus Fund	16,600,000	18,367,655	9.11	10/01/07	Monthly
STG Capital Fund, Ltd.	8,900,000	9,784,914	4.85	04/01/06	Quarterly
The Ratio European Fund	6,500,000	5,907,918	2.93	09/01/08	Monthly
Tokum Offshore, Ltd.	4,309,953	4,319,990	2.14	01/01/08	Quarterly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	950,997	1,094,113	0.54	01/01/06	Monthly

Total Investment Funds	171,172,375	188,745,197	93.58

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	5,300,000	5,020,794	2.49	08/01/07	Quarterly
Loomis Sayles Energy Hedge Fund, L.P.	1,411,557	1,283,292	0.64	06/01/07	Monthly

Total Limited Partnerships	6,711,557	6,304,086	3.13

Total Investments in Portfolio Funds	$177,883,932	$195,049,283	96.71%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
June 30, 2009
(Unaudited)

	Cost	Fair Value	% Of Members’ Capital
SHORT-TERM INVESTMENTS
UMB Bank, n.a., Money Market Fiduciary	$ 6,807,713	$ 6,807,713	3.37%

Total Investments in Portfolio Funds
and Short-Term Investments	$184,691,645	201,856,996	100.08

Liabilities less Other Assets		(170,190)	(0.08)

Members’ Capital		$201,686,806	100.00%

[1]All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.
[2]Not income producing.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
June 30, 2009
(Unaudited)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of April 1, 2008.  In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides guidance to estimating fair value when market activity has decreased and on identifying transactions that are not orderly.  Additionally, entities are required to disclose the inputs and valuation techniques used to measure fair value.  The Fund adopted FSP 157-4 as of June 30, 2009.  In accordance with FSP 157-4, the Fund has included disclosures on fair value measurements in Note 10 of the Notes to the Financial Statements contained in the March 31, 2009 Annual Report.

Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 6/30/2009:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda - Market Neutral Equity	$ -	$ -	$14,236,740	$14,236,740
British Virgin Islands - Market Neutral Equity	-	-	16,413,330	16,413,330
Cayman Islands - Market Neutral Equity	-	-	157,001,014	157,001,014
Ireland - Market Neutral Equity	-	-	1,094,113	1,094,113
Limited Partnerships
United States - Market Neutral Equity	-	-	6,304,086	6,304,086
Short-term Investments	6,807,713	-	-	6,807,713
Total	$6,807,713	$ -	$195,049,283	$201,856,996

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At June 30, 2009, the Fund had no financial instruments subject to this disclosure.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Beginning Balance	Realized	Change in unrealized	Net purchases	Ending balance
	3/31/09	gain (loss)	appreciation (depreciation)	(sales)	6/30/2009
Investment Funds
Bermuda - Market Neutral Equity	$13,711,799	$257,408	$267,533	$ -	$14,236,740
British Virgin Islands - Market Neutral Equity	15,547,166	-	866,165	-	16,413,330
Cayman Islands - Market Neutral Equity	155,282,368	2,267,686	1,200,961	(1,750,000)	157,001,014
Ireland - Market Neutral Equity	1,062,830	-	31,283	-	1,094,113
Limited Partnerships
United States - Market Neutral Equity	5,683,365	-	620,721	-	6,304,086
	$191,287,527	$2,525,093	$2,986,662	$(1,750,000)	$195,049,283

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	August 24, 2009

By (Signature	/s/ Mark F. Steen
and Title)	Mark F. Steen
Principal Financial Officer
Date	August 24, 2009